Leases - Components of Lease Income (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Interest income on lease financing	[1]	$ 13,871	$ 11,949	$ 52,279	$ 38,087

[1]	Included in Interest Income – Loans and leases in the Consolidated Statements of Income and Comprehensive Income.